Summary of Significant Accounting Policies and Going Concern	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies and Going Concern [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND GOING CONCERN

The Company’s consolidated financial statements are presented in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.

The Company has incurred recurring losses from operations and negative cash flows from operations since inception. As of December 31, 2024, the Company had a net losses of $25,149, cash and cash equivalents of $0 and Short Term Bank Deposits of $265. These factors, together with the Company’s projected cash needs for the next twelve months, raise substantial doubt about the Company’s ability to continue as a going concern.

Management’s plans to alleviate these conditions include seeking additional equity or debt financing and continuing to manage operating expenses and cash flows. However, there can be no assurance that such plans will be successful.

Accordingly, there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least one year from the date these financial statements are issued. The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

A.	Use of estimates in preparation of financial statements

The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements, and the reported amounts of expenses during the reporting periods. Actual results could differ from those estimates.

B.	Principles of consolidation

The Company’s consolidated financial statements include the financial statements of Check-Cap Ltd. and its wholly-owned subsidiaries, Check-Cap US, Inc and Check-Cap Canada, Inc.. The Company’s consolidated financial statements are presented after elimination of inter-company transactions and balances.

C.	Financial statements in U.S. dollars

The Company has not yet generated revenues and the majority of its expenses are in U.S. dollars (dollar or USD) or NIS.

The financial statements are presented in dollars, which is the functional currency of the Company. In management’s judgment, setting the dollar as the Company’s functional currency, is based mainly on the following criteria: the Company’s budget and other Company internal reports, including reports to the Company’s Board of Directors and investors, are presented in dollars. Management uses these reports in order to make decisions for the Company. All of the Company’s equity financings have been in dollars; and it was expected that a significant portion of the Company’s future revenues will be in dollars.

Transactions and balances denominated in dollars are presented at their original amounts. Non-dollar transactions and balances have been re-measured to dollars in accordance with the provisions of ASC 830-10 “Foreign Currency Translation”. All transaction gains and losses from re-measurement of monetary balance sheet items denominated in non-dollar currencies are reflected in the statement of operations as financial income or expenses, as appropriate.

D.	Cash and cash equivalents

Cash and cash equivalents include cash in hand, short–term deposits in banks and short-term, highly liquid investments with an original maturity of up to three months, with a high level of liquidity that may be easily converted to known amounts of cash, and that are exposed to insignificant risk of change in value. As of December 31, 2024, the Company held $265 in short-term bank deposits (see Note 2(e)).

E.	Short-term bank deposit

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short–term bank deposits are presented at their cost, including accrued interest, which approximates fair value. As of December 31, 2024, the Company had $265 in such deposits. These deposits bear interest at market rates and are available to be transferred to the Company’s operating account.

F.	Cash flow hedges

As a matter of policy, the Company uses derivatives for risk management purposes and does not use derivatives for speculative purposes. From time to time, the Company may enter into foreign currency zero-cost collars or minimal cost collars contracts to hedge foreign currency cash flow transactions. However, the company did not use such derivative as hedging for accounting purposes and thus the changes in fair value of the derivative were carried to profit and loss, as incurred.

As of December 31, 2024, the Company had no outstanding hedge transactions.  As of December 31, 2023, the Company had no outstanding hedge transactions. As of December 31, 2022, the Company had outstanding foreign exchange collars in the notional amount of approximately $5,264. These options were set for a period of up to eight months as of December 31, 2022. The Company measured the fair value of the options in accordance with provisions of ASC No. 820 (classified as level 2 of the fair value hierarchy). The fair value of the Company’s outstanding collars on December 31, 2022 amounted to a liability, net of $56 and was included in other current liabilities.

G.	Property and equipment

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

	Length of useful life	Depreciation rate
	Years	%

Office furniture and equipment	10-14	7-10
Laboratory equipment	3-7	15-33
Computers and auxiliary equipment	3	33

H.	Impairment of long-lived assets

The Company’s long-lived assets are reviewed for impairment in accordance with ASC 360-10 “Accounting for the Impairment or Disposal of Long-Lived Assets” whenever events or changes in circumstances indicate that the carrying amount of an asset (or asset group) may not be recoverable. Recoverability of assets (or asset group) to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2024, no impairment losses were recorded. During the year ended December 31, 2023 the Company recorded impairment costs in the amount of $1,426. During the year ended December 31, 2022, no impairment losses were recorded.

I.	Research and development costs

Research and development costs are expensed as incurred and consist primarily of costs for personnel, subcontractors and consultants (mainly in connection with clinical trials) and materials for research and development and clinical activities. Grants received by the Company from the IIA are recognized at the time the Company is entitled to such grants, on the basis of the costs incurred and applied as a deduction from research and development expenses. Such grants are included as a deduction of research and development costs.

J.	Contingent liabilities

The Company accounts for its contingent liabilities in accordance with ASC No. 450, “Contingencies”. A provision is recorded when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

With respect to legal matters, provisions are reviewed and adjusted to reflect the impact of negotiations, estimated settlements, legal rulings, advice of legal counsel and other information and events pertaining to a particular matter. As of December 31, 2024, 2023, and 2022, the Company is not a party to any ligation that could have a material adverse effect on the Company’s business, financial position, results of operations or cash flows.

K.	Share-based compensation

The Company recognizes expense for its share-based compensation based on the fair value of the awards granted. The Company’s share-based compensation plans provide for the award of stock options and restricted stock units. In accordance with ASC 718-10 “Compensation-Stock Compensation”, the Company estimates the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the requisite service periods in the Company’s consolidated statement of operations.

The Company recognizes compensation expenses for the value of its awards granted based on the graded-vesting method over the requisite service period for each separately vesting portion of the award. Accounting Standards Update (“ASU”) 2016-09, Compensation-Stock Compensation (Topic 718) allows companies to account for forfeitures when they occur.

The Company recognizes compensation cost for awards with performance conditions if and when the company concludes that it is probable that the performance conditions will be achieved. ASC 718’s use of the term probable is consistent with that term’s use in ASC 450, Contingencies, which refers to an event that is likely to occur (ASC Master Glossary). The Company reassess at each reporting period the probability of vesting for awards with performance conditions and adjusts compensation cost based on its probability assessment.

The Company selected the Black-Scholes-Merton option-pricing model as the most appropriate fair value method for its share-based awards. The option-pricing model requires a number of assumptions, of which the most significant are the fair market value of the underlying ordinary shares, expected share price volatility and the expected option term. In the years ended December 31, 2024, 2023, and 2022, expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected term of the options.

The expected option term represents the period of time that options granted are expected to be outstanding. The expected option term is determined based on the simplified method in accordance with Staff Accounting Bulletin No. 110, as adequate historical experience is not available to provide a reasonable estimate.

The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

L.	Income taxes

The Company accounts for income taxes in accordance with ASC 740-10 “Accounting for Income Taxes.” This Statement requires the use of the liability method of accounting for income taxes, whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

In accordance with ASC 740, the Company reflects in the financial statements the benefit of positions taken in a previously filed tax return or expected to be taken in a future tax return only when it is considered ‘more-likely-than-not’ that the position taken will be sustained by a taxing authority. As of December 31, 2024 and 2023, the Company had no unrecognized income tax positions, and, accordingly, there is no impact on the Company’s effective income tax rate associated with these items.

M.	Fair value of financial instruments

The Company measures its investments in money market funds (classified as cash equivalents) and its foreign currency net purchased options at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

●	Level 1. Observable inputs based on unadjusted quoted prices in active markets for identical assets or liabilities;

●	Level 2. Inputs, other than quoted prices in active markets, that are observable either directly or indirectly; and

●	Level 3. Unobservable inputs for which there is little or no market data requiring the Company to develop its own assumptions.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

N.	Restricted Cash

The Company has granted a pledge in favor of Bank Leumi Le-Israel B.M in the amount of $352 as of December 31, 2022, respectively to secure certain payment obligations of the Company in connection with hedge transactions. This amount was classified as restricted cash balance. As of December 31, 2023 the pledged was removed.

O.	Leases

The Company accounts for leases in accordance with ASC 842 “Leases.” Arrangements that are determined to be leases at inception are recognized as long-term operating lease assets and as lease liabilities in the consolidated balance sheet at lease commencement. Operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at commencement date. As the Company’s leases do not provide an implicit rate, the Company applies its incremental borrowing rate based on the economic environment at the commencement date in determining the present value of future lease payments. Lease terms may include options to extend the lease when it is reasonably certain that the Company will exercise that option. Lease expense for operating leases or payments are recognized on a straight-line basis over the lease term.

The Company has also elected the practical expedient to include both lease and non-lease components as a single component and account for it as a lease. Additionally, the Company has made a policy election not to capitalize leases with an original term of 12 months or less.

In accordance with ASC 360-10, management reviews operating lease assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable based on estimated future undiscounted cash flows. If so indicated, an impairment loss would be recognized for the difference between the carrying amount of the asset and its fair value.

Due to the above, in 2023, the Company changed its expectation regarding the lease term as the option to extend was no longer considered as reasonably certain and accordantly the company has derecognized an amount of $785 related to the right of use assets and the related lease liability in a similar amount.

The Company terminated its Lease & Manufacturing Services Agreement to preserve cash following the C-Scan Failure.

In 2024, the Company entered into a new 2-year lease agreement. The details of the lease are in Note 5.

P.	Recent accounting pronouncements

Some accounting pronouncements became effective on January 1, 2024 and have been adopted. The adoption of such pronouncements did not have a material impact on the Company’s consolidated financial statements.

On November 27, 2023, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosure”, (“ASU 2023-07”). ASU 2023-07 is aimed to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In accordance with ASU 2023-07, public entities are required to disclose significant segment expenses by reportable segment if they are regularly provided to the CODM and included in each reported measure of segment profit or loss. Such disclosures are required on both an annual and an interim basis. In addition, the amendments in ASU 2023-07 enhance interim disclosure by requiring that all existing annual disclosures about segment profit or loss must be provided on an interim basis in addition to disclosure of significant segment expenses and other segment items. ASU 2023-07 also clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss. ASU 2023-07 is effective in a retrospective manner, for fiscal years beginning after December 15, 2023. The Company has adopted the requirements of the expanded segment disclosures as of December 31, 2024.

On December 14, 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASC 2023-09”). ASU 2023-09 requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. ASU 2023-09 applies to all entities subject to income taxes. The amendments require that public business entities ((“PBEs”) on an annual basis (i) disclose specific categories in the rate reconciliation; and (ii) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5 percent of the amount computed by multiplying pretax income (or loss) by the applicable statutory income tax rate). Specifically, PBEs are required to disclose a tabular reconciliation, using both percentages and reporting currency amounts, according to specific categories. Separate disclosure is required for any reconciling item in which the effect of the item is equal to or greater than 5 percent of the amount computed by multiplying the income (or loss) from continuing operations before income taxes by the applicable statutory income tax rate. Also, ASU 2023-09 require entities to disclose on an annual basis, information about income taxes paid, including the amount of income taxes paid (net of refunds received) disaggregated by federal (national), state, and foreign taxes and the amount of income taxes paid (net of refunds received) disaggregated by individual jurisdictions in which income taxes paid (net of refunds received) is equal to or greater than 5 percent of total income taxes paid (net of refunds received). Also, the amendments in ASU 2023-09 eliminate certain disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. The Company is in the process of evaluating what impact ASU 2023-09 will have on consolidated financial statements and related disclosures.

In November 2024, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) No. 2024-03, “Income Statement — Reporting Comprehensive Income (Topic 220): Disaggregation of Income Statement Expenses”. This update requires public business entities to provide, in a tabular format, disaggregated information about certain income statement expense captions, including (i) employee compensation, (ii) depreciation, (iii) amortization of intangible assets, and (iv) other significant expense categories. The guidance is intended to enhance transparency and comparability of financial reporting by requiring entities to disclose the nature of their expenses in greater detail.

ASU 2024-03 is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, with early adoption permitted. The Company is currently evaluating the impact that the adoption of ASU 2024-03 will have on its consolidated financial statements and related disclosures.

The Company has evaluated other recently issued accounting pronouncements that are not yet effective and does not currently believe that any of these pronouncements will have a material impact on its consolidated financial statements and related disclosures.

Q.	Severance pay

The Company’s liability for severance pay for its Israeli employees is calculated pursuant to the Israeli Severance Pay Law - 1963 (the “Israeli Severance Pay Law”), based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. Employees employed for a period of more than one year are entitled to one month’s salary for each year of employment or a portion thereof. The Company’s liability for its Israeli employees is mostly covered by insurance or pension policies designed solely for distributing severance pay.

All of the Company’s employees are subject to Section 14 of the Israeli Severance Pay Law. The Company’s contributions towards severance pay, for Israeli employees subject to this section, have replaced its severance obligation. Upon contribution of the full amount of the employee’s monthly salary for each year of service, no additional calculations are conducted between the parties regarding the matter of severance pay and no additional payments are required to be made by the Company to the employee in respect of severance pay. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been fully paid.

R.	Deferred income taxes

In accordance with the asset and liability method of accounting for income taxes, the Company recognizes deferred tax assets and liabilities based on the expected future tax consequences of temporary differences between the carrying amounts and tax bases of assets and liabilities. Given the Company’s historical pattern of losses, a full valuation allowance has been established against all deferred tax assets, including net operating loss carryforwards. This approach reflects management’s assessment that it is more likely than not that the deferred tax assets will not be realized in the foreseeable future. The valuation allowance is reviewed periodically and adjusted if significant changes in the Company’s forecasted taxable income occur.

S.	Segment Reporting

The Company applies ASC 280, Segment Reporting, in determining reportable segments for its financial statement disclosure. Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s CODM is its Chief Executive Officer (“CEO”). The Company has determined that it operates as a single operating segment and has one reportable segment

T.	Notes Receivable and Allowance for Credit Losses

Notes receivable are carried at the unpaid principal balance, net of an allowance for credit losses. The Company evaluates expected credit losses on notes receivable in accordance with ASC 326, Financial Instruments - Credit Losses (CECL).

The allowance for credit losses is a valuation account that reflects management’s estimate of expected losses over the contractual life of the notes, considering historical loss experience, the borrowers’ financial condition, current economic conditions, and reasonable and supportable forecasts of future economic conditions.

Adjustments to the allowance for credit losses are recorded through provision for credit losses in the consolidated statements of operations. Notes receivable are written off against the allowance when management determines that collection is not probable. Recoveries of amounts previously written off are recorded when received.